Investment in Operating Leases - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Maximum
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets other than real estate	$ 179	¥ 14,721	¥ 9,968	¥ 7,552
Operating lease contracts, non- cancelable lease terms					25 years